Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Ampol Ltd.	738,240	$14,969,846
APA Group	3,948,667	20,698,677
Aristocrat Leisure Ltd.	1,850,639	45,488,865
ASX Ltd.	608,139	21,727,316
Aurizon Holdings Ltd.	5,782,192	12,594,270
Australia & New Zealand Banking Group Ltd.	9,452,291	149,052,951
BHP Group Ltd.	15,933,124	451,026,430
BlueScope Steel Ltd.	1,454,858	17,440,050
Brambles Ltd.	4,362,975	36,412,301
Cochlear Ltd.	206,489	31,649,421
Coles Group Ltd.	4,209,537	40,856,433
Commonwealth Bank of Australia	5,271,923	324,306,812
Computershare Ltd.	1,804,437	28,477,519
CSL Ltd.	1,517,158	224,223,979
Dexus	3,378,667	13,954,524
Endeavour Group Ltd.	4,506,422	14,156,673
Fortescue Metals Group Ltd.	5,319,564	75,675,131
Goodman Group	5,325,869	70,471,342
GPT Group (The)	6,017,392	13,887,108
IDP Education Ltd.	787,886	10,885,721
IGO Ltd.	2,140,921	12,964,066
Insurance Australia Group Ltd.	7,641,318	27,566,329
James Hardie Industries PLC(a)	1,377,435	34,366,193
Lendlease Corp. Ltd.	2,132,057	8,443,991
Lottery Corp. Ltd. (The)	6,991,803	20,182,311
Macquarie Group Ltd.	1,154,777	118,699,402
Medibank Pvt Ltd.	8,661,948	18,902,778
Mineral Resources Ltd.	547,954	20,196,059
Mirvac Group	12,372,604	14,355,354
National Australia Bank Ltd.	9,874,454	176,893,380
Northern Star Resources Ltd.	3,613,131	26,458,171
Orica Ltd.	1,425,746	13,322,055
Origin Energy Ltd.	5,419,492	31,437,672
Pilbara Minerals Ltd.(b)	8,476,369	19,910,950
Qantas Airways Ltd.(a)	2,847,391	8,920,601
QBE Insurance Group Ltd.	4,678,569	46,393,183
Ramsay Health Care Ltd.	575,917	17,832,744
REA Group Ltd.	165,706	15,212,584
Reece Ltd.	701,080	7,816,841
Rio Tinto Ltd.	1,167,557	87,214,257
Santos Ltd.	10,281,568	50,168,463
Scentre Group	16,311,942	25,270,313
SEEK Ltd.	1,115,041	14,710,375
Sonic Healthcare Ltd.	1,406,749	25,759,062
South32 Ltd.	14,278,480	30,547,122
Stockland	7,498,808	16,924,366
Suncorp Group Ltd.	3,983,556	33,906,590
Telstra Corp. Ltd.	12,703,548	30,804,547
Transurban Group	9,689,393	72,946,476
Treasury Wine Estates Ltd.	2,263,421	17,437,732
Vicinity Ltd.	12,132,962	13,141,586
Washington H Soul Pattinson & Co. Ltd.	737,039	15,701,771
Wesfarmers Ltd.	3,568,298	114,805,764
Westpac Banking Corp.	11,036,822	144,933,012
WiseTech Global Ltd.	522,728	19,461,821
Woodside Energy Group Ltd.	5,971,987	130,068,637
Woolworths Group Ltd.	3,833,086	85,802,739
Xero Ltd.(a)	451,770	30,886,260
		3,218,320,926
Security	Shares	Value

Austria — 0.2%
Erste Group Bank AG	1,081,453	$38,726,040
OMV AG	455,668	19,984,784
Verbund AG	213,160	18,520,776
voestalpine AG	358,492	8,951,903
		86,183,503
Belgium — 1.0%
Ageas SA/NV	501,889	19,278,978
Anheuser-Busch InBev SA/NV	2,731,934	155,441,729
Argenx SE(a)	175,993	82,783,876
D’ieteren Group	67,382	10,008,975
Elia Group SA/NV	91,091	8,649,638
Groupe Bruxelles Lambert NV	310,807	22,732,596
KBC Group NV	786,271	43,272,303
Lotus Bakeries	1,278	9,465,765
Sofina SA(b)	47,839	9,088,176
Solvay SA	232,390	24,567,248
UCB SA	397,646	29,083,827
Umicore SA	658,735	15,673,172
Warehouses De Pauw CVA	508,488	12,581,268
		442,627,551
Denmark — 3.4%
AP Moller - Maersk A/S, Class A	9,641	15,741,450
AP Moller - Maersk A/S, Class B, NVS	15,648	26,073,179
Carlsberg A/S, Class B	307,097	36,597,708
Chr Hansen Holding A/S	328,173	22,394,422
Coloplast A/S, Class B	427,689	44,601,246
Danske Bank A/S	2,151,772	50,477,812
Demant A/S(a)	315,436	12,036,890
DSV A/S	585,483	87,495,105
Genmab A/S(a)	207,069	58,534,851
Novo Nordisk A/S	10,264,024	990,234,105
Novozymes A/S, Class B	636,515	28,606,861
Orsted A/S(c)	594,243	28,713,296
Pandora A/S	282,858	32,081,896
Rockwool A/S, Class B	28,165	6,267,353
Tryg A/S	1,121,781	21,905,642
Vestas Wind Systems A/S(a)	3,166,531	68,633,817
		1,530,395,633
Finland — 0.9%
Elisa OYJ	447,360	18,971,938
Fortum OYJ	1,404,380	16,674,806
Kesko OYJ, Class B	859,057	14,527,934
Kone OYJ, Class B	1,067,696	46,234,826
Metso OYJ	2,079,455	18,320,890
Neste OYJ	1,318,231	44,303,005
Nokia OYJ	16,808,858	55,984,938
Orion OYJ, Class B	339,427	13,504,277
Sampo OYJ, Class A	1,446,424	56,886,133
Stora Enso OYJ, Class R	1,831,844	22,015,825
UPM-Kymmene OYJ	1,679,466	56,557,557
Wartsila OYJ Abp	1,484,322	17,713,149
		381,695,278
France — 11.8%
Accor SA	580,468	18,518,438
Aeroports de Paris	93,376	10,486,008
Air Liquide SA	1,647,294	282,267,389
Airbus SE	1,864,477	249,981,889
Alstom SA(b)	896,561	12,141,643
Amundi SA(c)	191,459	10,001,688
ArcelorMittal SA	1,601,990	35,447,625
Arkema SA	188,245	17,639,079

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
AXA SA	5,772,126	$171,030,544
BioMerieux	130,152	12,496,207
BNP Paribas SA	3,299,909	189,757,987
Bollore SE	2,309,318	12,606,674
Bouygues SA	638,708	22,469,113
Bureau Veritas SA	924,794	21,064,750
Capgemini SE	518,656	91,661,463
Carrefour SA	1,873,506	32,845,296
Cie. de Saint-Gobain	1,454,850	79,193,537
Cie. Generale des Etablissements Michelin SCA	2,131,090	63,311,383
Covivio	158,033	6,772,406
Credit Agricole SA	3,795,197	45,826,595
Danone SA	2,025,159	120,477,637
Dassault Aviation SA	64,572	12,836,216
Dassault Systemes SE	2,107,241	86,804,365
Edenred	784,029	41,735,014
Eiffage SA	230,885	20,952,943
Engie SA	5,744,632	91,367,707
EssilorLuxottica SA	927,331	167,924,284
Eurazeo SE	134,599	7,588,242
Eurofins Scientific SE	423,210	21,471,882
Euronext NV(c)	269,498	18,794,406
Gecina SA	144,155	14,154,701
Getlink SE	1,120,974	18,102,261
Hermes International	99,487	185,625,335
Ipsen SA	118,062	13,954,035
Kering SA	233,846	95,105,520
Klepierre SA	674,609	16,382,056
La Francaise des Jeux SAEM(c)	330,405	10,657,853
Legrand SA	839,228	72,598,561
L’Oreal SA	758,575	318,852,173
LVMH Moet Hennessy Louis Vuitton SE	868,479	621,770,465
Orange SA	5,838,595	68,673,798
Pernod Ricard SA	643,615	114,290,794
Publicis Groupe SA	719,880	54,814,038
Remy Cointreau SA	71,807	8,158,760
Renault SA	603,818	21,184,482
Safran SA	1,075,063	167,945,765
Sanofi	3,573,436	324,490,271
Sartorius Stedim Biotech	86,978	16,284,271
Schneider Electric SE	1,711,611	263,343,846
SEB SA	76,332	7,548,190
Societe Generale SA	2,284,940	51,346,651
Sodexo SA	277,415	29,358,436
Teleperformance	186,175	21,417,878
Thales SA	330,656	48,797,407
TotalEnergies SE	7,071,833	472,805,025
Unibail-Rodamco-Westfield, New(a)	371,252	18,395,235
Valeo	648,994	8,575,215
Veolia Environnement SA	2,134,869	58,496,255
Vinci SA	1,671,587	184,834,758
Vivendi SE	2,229,612	19,994,042
Wendel SE	82,594	6,186,907
Worldline SA/France(a)(c)	753,274	9,578,572
		5,319,195,966
Germany — 7.7%
adidas AG	509,526	90,597,690
Allianz SE, Registered	1,266,928	296,768,371
BASF SE	2,811,371	129,905,437
Bayer AG, Registered	3,089,941	133,511,895
Bayerische Motoren Werke AG	946,704	88,047,555
Bechtle AG	252,562	11,287,705
Security	Shares	Value

Germany (continued)
Beiersdorf AG	316,068	$41,569,259
Brenntag SE	481,674	35,818,048
Carl Zeiss Meditec AG, Bearer	125,410	10,889,661
Commerzbank AG	3,337,849	36,000,553
Continental AG	344,925	22,519,796
Covestro AG(a)(c)	605,796	30,690,937
Daimler Truck Holding AG	1,553,019	48,796,202
Delivery Hero SE(a)(c)	549,258	14,036,895
Deutsche Bank AG, Registered	6,077,499	66,880,153
Deutsche Boerse AG	597,592	98,361,555
Deutsche Lufthansa AG, Registered(a)	1,880,033	13,182,734
Deutsche Post AG, Registered	3,139,022	122,558,381
Deutsche Telekom AG, Registered	10,194,284	221,253,317
E.ON SE	7,052,585	83,912,516
Evonik Industries AG	650,374	11,970,055
Fresenius Medical Care AG & Co. KGaA	644,017	21,398,213
Fresenius SE & Co. KGaA	1,326,970	34,134,007
GEA Group AG	480,261	16,425,124
Hannover Rueck SE	189,652	41,877,691
HeidelbergCement AG	451,561	32,780,319
HelloFresh SE(a)(b)	509,018	11,133,848
Henkel AG & Co. KGaA	326,846	20,656,789
Infineon Technologies AG	4,102,282	119,828,508
Knorr-Bremse AG	227,869	12,727,506
LEG Immobilien SE(a)	232,799	14,552,647
Mercedes-Benz Group AG	2,523,656	148,477,410
Merck KGaA	406,599	61,412,061
MTU Aero Engines AG	168,772	31,721,822
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	429,222	172,250,205
Nemetschek SE	181,080	13,530,902
Puma SE	329,112	18,650,160
Rational AG	16,093	9,177,495
Rheinmetall AG	137,002	39,332,369
RWE AG	1,986,130	76,000,068
SAP SE	3,284,330	440,534,829
Scout24 SE(c)	248,404	15,281,835
Siemens AG, Registered	2,390,368	317,199,082
Siemens Healthineers AG(b)(c)	884,237	43,501,596
Symrise AG, Class A	415,723	42,482,434
Talanx AG(a)	196,456	12,380,507
Telefonica Deutschland Holding AG	2,757,624	4,688,168
Volkswagen AG	91,878	10,621,085
Vonovia SE	2,295,504	52,847,280
Wacker Chemie AG	56,561	6,941,343
Zalando SE(a)(c)	698,287	16,333,267
		3,467,437,285
Hong Kong — 2.3%
AIA Group Ltd.	36,276,400	315,017,105
BOC Hong Kong Holdings Ltd.	11,639,000	30,779,796
Budweiser Brewing Co. APAC Ltd.(c)	5,408,200	10,277,453
CK Asset Holdings Ltd.	6,207,184	31,025,518
CK Hutchison Holdings Ltd.	8,421,684	42,632,953
CK Infrastructure Holdings Ltd.	1,965,292	9,109,204
CLP Holdings Ltd.	5,165,000	37,801,508
ESR Group Ltd.(c)	6,849,800	8,801,277
Futu Holdings Ltd., ADR(a)(b)	186,785	10,357,228
Galaxy Entertainment Group Ltd.	6,863,000	38,580,102
Hang Lung Properties Ltd.	6,235,000	8,195,639
Hang Seng Bank Ltd.(b)	2,405,300	27,500,001
Henderson Land Development Co. Ltd.	4,521,764	11,831,006
HKT Trust & HKT Ltd., Class SS	11,852,440	12,276,574

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	35,169,513	$24,481,806
Hong Kong Exchanges & Clearing Ltd.	3,791,200	132,626,195
Hongkong Land Holdings Ltd.(b)	3,470,000	11,005,872
Jardine Matheson Holdings Ltd.	500,600	20,284,868
Link REIT	7,929,929	36,391,551
MTR Corp. Ltd.	4,806,500	17,967,581
New World Development Co. Ltd.(b)	4,701,033	8,627,892
Power Assets Holdings Ltd.(b)	4,351,500	20,803,757
Sands China Ltd.(a)	7,522,400	20,250,674
Sino Land Co. Ltd.(b)	11,462,000	11,442,831
SITC International Holdings Co. Ltd.	4,167,000	6,418,865
Sun Hung Kai Properties Ltd.	4,557,000	46,794,464
Swire Pacific Ltd., Class A	1,513,500	9,667,992
Swire Properties Ltd.	3,642,855	7,053,317
Techtronic Industries Co. Ltd.	4,322,533	39,462,674
WH Group Ltd.(c)	25,804,500	15,411,297
Wharf Real Estate Investment Co. Ltd.	5,184,912	18,137,023
Xinyi Glass Holdings Ltd.	5,713,000	6,564,349
		1,047,578,372
Ireland — 0.8%
AIB Group PLC	4,508,756	19,574,863
Bank of Ireland Group PLC	3,327,578	29,820,812
CRH PLC	2,309,324	123,934,086
Flutter Entertainment PLC, Class DI(a)	555,399	87,229,420
Kerry Group PLC, Class A	496,288	38,335,183
Kingspan Group PLC	482,067	32,442,554
Smurfit Kappa Group PLC	818,227	26,670,873
		358,007,791
Israel — 0.6%
Azrieli Group Ltd.	130,652	5,625,508
Bank Hapoalim BM	3,995,700	28,581,026
Bank Leumi Le-Israel BM	4,827,545	31,093,812
Check Point Software Technologies Ltd.(a)	294,009	39,470,708
CyberArk Software Ltd.(a)(b)	131,372	21,497,714
Elbit Systems Ltd.	83,690	15,566,446
Global-e Online Ltd.(a)(b)	282,739	9,926,966
ICL Group Ltd.	2,410,533	11,724,530
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,890,674	17,100,811
Mizrahi Tefahot Bank Ltd.	485,712	15,033,564
Monday.com Ltd.(a)	68,000	8,839,320
Nice Ltd.(a)	198,098	30,367,576
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,519,419	30,196,615
Wix.com Ltd.(a)	177,120	14,151,888
		279,176,486
Italy — 2.5%
Amplifon SpA	385,146	10,885,553
Assicurazioni Generali SpA	3,183,805	63,241,965
DiaSorin SpA	78,110	7,000,402
Enel SpA	25,581,163	162,378,495
Eni SpA	7,432,649	121,506,458
Ferrari NV	396,456	120,008,774
FinecoBank Banca Fineco SpA	1,914,691	22,586,926
Infrastrutture Wireless Italiane SpA(c)	1,040,375	11,391,931
Intesa Sanpaolo SpA	48,877,925	127,365,656
Mediobanca Banca di Credito Finanziario SpA	1,730,901	20,676,380
Moncler SpA	647,015	33,604,129
Nexi SpA(a)(c)	1,839,913	10,691,384
Poste Italiane SpA(c)	1,629,368	16,131,129
Prysmian SpA	824,951	30,891,943
Recordati Industria Chimica e Farmaceutica SpA	327,865	15,165,187
Security	Shares	Value

Italy (continued)
Snam SpA	6,322,965	$28,994,216
Stellantis NV	7,015,662	131,069,007
Telecom Italia SpA/Milano(a)(b)	31,843,737	8,233,602
Tenaris SA, NVS	1,472,102	23,320,121
Terna - Rete Elettrica Nazionale	4,425,308	33,884,733
UniCredit SpA	5,791,726	145,196,326
		1,144,224,317
Japan — 22.9%
Advantest Corp.	2,409,800	62,073,118
Aeon Co. Ltd.	2,054,200	43,219,586
AGC Inc.	635,100	21,605,517
Aisin Corp.	462,000	16,093,701
Ajinomoto Co. Inc.	1,412,700	51,595,573
ANA Holdings Inc.(a)	492,800	9,674,579
Asahi Group Holdings Ltd.	1,510,300	54,628,139
Asahi Intecc Co. Ltd.	682,600	11,469,467
Asahi Kasei Corp.	3,945,800	24,257,918
Astellas Pharma Inc.	5,684,650	71,910,082
Azbil Corp.	361,100	10,670,019
Bandai Namco Holdings Inc.	1,879,500	38,940,421
BayCurrent Consulting Inc.	414,200	10,399,215
Bridgestone Corp.	1,793,500	67,875,373
Brother Industries Ltd.	720,800	11,244,658
Canon Inc.	3,146,200	74,378,294
Capcom Co. Ltd.	544,800	17,536,741
Central Japan Railway Co.	2,261,000	50,891,480
Chiba Bank Ltd. (The)	1,665,200	12,403,308
Chubu Electric Power Co. Inc.	2,023,900	24,457,103
Chugai Pharmaceutical Co. Ltd.	2,109,800	62,569,421
Concordia Financial Group Ltd.	3,357,500	15,600,282
CyberAgent Inc.	1,321,200	6,935,571
Dai Nippon Printing Co. Ltd.	685,800	17,890,642
Daifuku Co. Ltd.	952,800	15,743,009
Dai-ichi Life Holdings Inc.	2,948,652	62,290,318
Daiichi Sankyo Co. Ltd.	5,817,685	150,004,306
Daikin Industries Ltd.	827,200	119,264,770
Daito Trust Construction Co. Ltd.	194,500	20,863,308
Daiwa House Industry Co. Ltd.	1,869,900	51,432,825
Daiwa House REIT Investment Corp.	6,860	12,140,467
Daiwa Securities Group Inc.	4,195,600	24,193,800
Denso Corp.	5,452,200	80,508,996
Dentsu Group Inc.	660,400	19,181,962
Disco Corp.	289,600	51,143,073
East Japan Railway Co.	949,800	49,330,031
Eisai Co. Ltd.	790,400	41,874,065
ENEOS Holdings Inc.	9,062,050	33,578,670
FANUC Corp.	2,997,100	74,377,221
Fast Retailing Co. Ltd.	549,800	121,723,743
Fuji Electric Co. Ltd.	398,600	15,176,539
FUJIFILM Holdings Corp.	1,173,700	64,198,762
Fujitsu Ltd.	550,900	71,367,696
GLP J-Reit	14,637	13,109,732
GMO Payment Gateway Inc.	130,400	5,208,078
Hakuhodo DY Holdings Inc.	711,920	5,777,369
Hamamatsu Photonics KK	437,500	16,250,068
Hankyu Hanshin Holdings Inc.	713,300	22,442,980
Hikari Tsushin Inc.	63,600	9,175,752
Hirose Electric Co. Ltd.	96,348	10,916,134
Hitachi Construction Machinery Co. Ltd.	334,000	8,629,134
Hitachi Ltd.	2,951,000	187,053,791
Honda Motor Co. Ltd.	14,510,100	148,710,706
Hoshizaki Corp.	337,400	10,896,210

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoya Corp.	1,113,300	$107,175,824
Hulic Co. Ltd.	1,183,900	10,854,145
Ibiden Co. Ltd.	351,400	14,982,450
Idemitsu Kosan Co. Ltd.	645,783	14,662,563
Iida Group Holdings Co. Ltd.	494,580	7,679,437
Inpex Corp.	3,052,943	44,300,841
Isuzu Motors Ltd.	1,817,400	20,265,192
ITOCHU Corp.	3,738,600	134,668,202
Japan Airlines Co. Ltd.	446,000	8,199,165
Japan Exchange Group Inc.	1,579,400	31,232,310
Japan Metropolitan Fund Invest	21,756	14,040,164
Japan Post Bank Co. Ltd.	4,600,600	42,643,883
Japan Post Holdings Co. Ltd.	7,042,500	62,334,599
Japan Post Insurance Co. Ltd.	622,600	11,988,831
Japan Real Estate Investment Corp.	3,969	14,742,142
Japan Tobacco Inc.	3,769,600	87,751,978
JFE Holdings Inc.	1,531,975	21,344,797
JSR Corp.	556,400	14,892,571
Kajima Corp.	1,318,100	21,784,748
Kansai Electric Power Co. Inc. (The)	2,207,600	28,265,737
Kao Corp.	1,463,500	53,394,178
Kawasaki Kisen Kaisha Ltd.	428,000	14,676,102
KDDI Corp.	4,701,800	140,653,052
Keio Corp.	323,100	9,587,818
Keisei Electric Railway Co. Ltd.	402,600	15,165,793
Kenedix Office Investment Corp.	13,020	13,579,705
Keyence Corp.	611,992	236,913,393
Kikkoman Corp.	449,400	25,568,504
Kintetsu Group Holdings Co. Ltd.	562,900	15,838,178
Kirin Holdings Co. Ltd.	2,436,000	34,233,878
Kobayashi Pharmaceutical Co. Ltd.	166,200	6,861,274
Kobe Bussan Co. Ltd.	465,500	11,520,218
Koei Tecmo Holdings Co. Ltd.	360,600	4,708,593
Koito Manufacturing Co. Ltd.	657,400	9,849,648
Komatsu Ltd.	2,905,000	66,746,399
Konami Group Corp.	315,500	16,343,560
Kose Corp.	102,600	6,797,351
Kubota Corp.	3,184,100	42,823,730
Kurita Water Industries Ltd.	328,500	9,980,953
Kyocera Corp.	1,008,300	49,700,520
Kyowa Kirin Co. Ltd.	846,600	13,278,313
Lasertec Corp.	236,500	39,065,112
Lixil Corp.	901,180	9,881,501
M3 Inc.	1,375,300	21,181,253
Makita Corp.	703,700	18,188,416
Marubeni Corp.	4,540,600	66,391,638
MatsukiyoCocokara & Co.	1,070,400	18,776,723
Mazda Motor Corp.	1,783,000	17,234,458
McDonald’s Holdings Co. Japan Ltd.(b)	271,900	10,579,022
MEIJI Holdings Co. Ltd.	734,808	18,086,569
MINEBEA MITSUMI Inc.	1,136,000	17,811,674
MISUMI Group Inc.	886,100	13,414,364
Mitsubishi Chemical Group Corp.	4,014,600	22,717,035
Mitsubishi Corp.	3,612,500	168,398,661
Mitsubishi Electric Corp.	6,070,500	69,607,436
Mitsubishi Estate Co. Ltd.	3,529,600	45,180,007
Mitsubishi HC Capital Inc.	2,727,700	17,981,625
Mitsubishi Heavy Industries Ltd.	1,008,000	51,916,695
Mitsubishi UFJ Financial Group Inc.	35,915,080	301,296,889
Mitsui & Co. Ltd.	4,129,900	150,097,770
Mitsui Chemicals Inc.	572,000	14,416,955
Mitsui Fudosan Co. Ltd.	2,806,200	60,823,986
Security	Shares	Value

Japan (continued)
Mitsui OSK Lines Ltd.	1,078,400	$27,841,370
Mizuho Financial Group Inc.	7,577,716	128,657,342
MonotaRO Co. Ltd.	769,100	6,146,635
MS&AD Insurance Group Holdings Inc.	1,346,888	49,350,665
Murata Manufacturing Co. Ltd.	5,420,200	92,844,649
NEC Corp.	781,900	37,648,954
Nexon Co. Ltd.	1,069,100	19,617,183
NGK Insulators Ltd.	730,500	8,925,433
Nidec Corp.	1,312,800	48,154,876
Nintendo Co. Ltd.	3,263,700	134,837,863
Nippon Building Fund Inc.	4,815	19,346,350
Nippon Express Holdings Inc.	238,300	12,247,518
Nippon Paint Holdings Co. Ltd.	2,973,200	19,989,139
Nippon Prologis REIT Inc.	7,107	12,646,020
Nippon Sanso Holdings Corp.	544,900	13,741,557
Nippon Steel Corp.	2,690,035	58,020,941
Nippon Telegraph & Telephone Corp.	93,866,900	110,460,196
Nippon Yusen KK	1,522,500	37,251,376
Nissan Chemical Corp.	398,000	16,232,498
Nissan Motor Co. Ltd.	7,278,900	28,009,068
Nissin Foods Holdings Co. Ltd.	193,500	16,836,169
Nitori Holdings Co. Ltd.	250,200	27,095,344
Nitto Denko Corp.	465,800	30,139,942
Nomura Holdings Inc.	9,407,300	36,344,220
Nomura Real Estate Holdings Inc.	368,100	8,597,372
Nomura Real Estate Master Fund Inc.	13,216	14,583,303
Nomura Research Institute Ltd.	1,230,771	32,307,655
NTT Data Corp.	1,966,155	24,242,503
Obayashi Corp.	2,039,800	17,472,530
Obic Co. Ltd.	219,300	32,416,111
Odakyu Electric Railway Co. Ltd.	979,900	13,950,176
Oji Holdings Corp.	2,671,300	11,424,827
Olympus Corp.	3,982,400	53,186,350
Omron Corp.	549,700	19,694,218
Ono Pharmaceutical Co. Ltd.	1,216,800	21,013,504
Open House Group Co. Ltd.	250,300	8,249,971
Oracle Corp. Japan	119,100	8,448,916
Oriental Land Co. Ltd.	3,431,700	110,999,575
ORIX Corp.	3,678,400	66,896,616
Osaka Gas Co. Ltd.	1,168,700	22,039,080
Otsuka Corp.	353,500	14,173,442
Otsuka Holdings Co. Ltd.	1,224,400	41,196,093
Pan Pacific International Holdings Corp.	1,186,900	22,985,329
Panasonic Holdings Corp.	6,947,268	60,951,793
Persol Holdings Co. Ltd.	5,836,000	8,750,584
Rakuten Group Inc.	4,695,100	17,366,794
Recruit Holdings Co. Ltd.	4,528,400	129,841,440
Renesas Electronics Corp.(a)	4,003,900	52,593,705
Resona Holdings Inc.	6,730,500	35,963,207
Ricoh Co. Ltd.	1,746,500	14,155,570
Rohm Co. Ltd.	1,096,000	17,560,064
SBI Holdings Inc.	764,080	16,439,128
SCSK Corp.	485,200	8,282,490
Secom Co. Ltd.	659,600	45,812,390
Seiko Epson Corp.	895,500	12,432,380
Sekisui Chemical Co. Ltd.	1,203,400	16,482,814
Sekisui House Ltd.	1,914,500	37,491,168
Seven & i Holdings Co. Ltd.	2,369,880	86,829,321
SG Holdings Co. Ltd.	991,700	14,056,961
Sharp Corp.(a)(b)	814,100	5,089,926
Shimadzu Corp.	741,400	17,531,360
Shimano Inc.	242,000	34,825,266

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimizu Corp.	1,748,900	$12,446,021
Shin-Etsu Chemical Co. Ltd.	5,729,700	171,337,320
Shionogi & Co. Ltd.	821,300	38,243,509
Shiseido Co. Ltd.	1,254,200	39,777,542
Shizuoka Financial Group Inc., NVS	1,464,300	12,452,043
SMC Corp.	180,100	83,163,507
SoftBank Corp.	9,037,200	102,182,338
SoftBank Group Corp.	3,232,400	132,379,889
Sompo Holdings Inc.	975,550	42,260,769
Sony Group Corp.	3,966,400	329,761,916
Square Enix Holdings Co. Ltd.	266,700	8,860,246
Subaru Corp.	1,933,000	33,460,794
SUMCO Corp.	1,098,000	14,188,520
Sumitomo Chemical Co.Ltd.	4,581,200	11,644,322
Sumitomo Corp.	3,273,800	64,355,243
Sumitomo Electric Industries Ltd.	2,244,600	23,564,321
Sumitomo Metal Mining Co. Ltd.	770,800	21,653,277
Sumitomo Mitsui Financial Group Inc.	3,995,100	192,595,679
Sumitomo Mitsui Trust Holdings Inc.	1,034,260	38,781,425
Sumitomo Realty & Development Co. Ltd.	897,300	22,516,786
Suntory Beverage & Food Ltd.	436,800	13,144,643
Suzuki Motor Corp.	1,157,100	44,909,370
Sysmex Corp.	527,100	25,249,567
T&D Holdings Inc.	1,559,800	27,825,611
Taisei Corp.	558,400	18,936,851
Takeda Pharmaceutical Co. Ltd.	4,976,810	135,094,148
TDK Corp.	1,222,800	45,751,322
Terumo Corp.	2,116,500	57,903,592
TIS Inc.	695,500	14,894,017
Tobu Railway Co. Ltd.	585,500	14,092,653
Toho Co. Ltd.	351,900	12,021,983
Tokio Marine Holdings Inc.	5,661,400	126,658,077
Tokyo Electric Power Co. Holdings Inc.(a)	4,787,000	20,257,336
Tokyo Electron Ltd.	1,483,400	196,012,995
Tokyo Gas Co. Ltd.	1,231,000	27,644,762
Tokyu Corp.	1,654,600	18,678,832
Toppan Inc.	771,800	17,800,694
Toray Industries Inc.	4,348,300	21,036,373
Tosoh Corp.	816,900	10,002,301
TOTO Ltd.	438,800	10,580,170
Toyota Industries Corp.	459,800	34,077,941
Toyota Motor Corp.	33,354,220	583,490,024
Toyota Tsusho Corp.	667,300	35,524,576
Trend Micro Inc.	419,500	15,808,696
Unicharm Corp.	1,267,600	43,071,626
USS Co. Ltd.	661,880	11,568,932
Welcia Holdings Co. Ltd.	291,100	4,825,216
West Japan Railway Co.	689,800	26,291,414
Yakult Honsha Co. Ltd.	804,400	18,955,628
Yamaha Corp.	435,200	11,624,159
Yamaha Motor Co. Ltd.	933,400	22,809,355
Yamato Holdings Co. Ltd.	886,700	14,768,888
Yaskawa Electric Corp.	752,600	24,634,949
Yokogawa Electric Corp.	716,000	12,999,137
Z Holdings Corp.	8,323,122	21,219,686
Zensho Holdings Co. Ltd.	290,700	15,279,721
ZOZO Inc.	439,000	8,347,473
		10,298,099,676
Netherlands — 4.4%
ABN AMRO Bank NV, CVA(c)	1,285,914	17,319,465
Adyen NV(a)(c)	68,190	45,993,191
Aegon NV	5,307,699	25,812,757
Security	Shares	Value

Netherlands (continued)
AerCap Holdings NV(a)	547,391	$34,003,929
Akzo Nobel NV	534,903	35,883,802
ASM International NV	147,506	60,872,787
ASML Holding NV	1,267,958	762,195,491
ASR Nederland NV	500,394	18,673,936
BE Semiconductor Industries NV	242,463	25,046,354
Davide Campari-Milano NV	1,642,017	18,150,469
EXOR NV, NVS(b)	340,673	29,239,680
Ferrovial SE	1,587,913	47,789,897
Heineken Holding NV	407,154	30,977,704
Heineken NV	905,828	81,382,723
IMCD NV	179,016	21,552,735
ING Groep NV	11,369,951	145,768,741
JDE Peet’s NV	389,472	10,813,515
Koninklijke Ahold Delhaize NV	3,051,031	90,346,481
Koninklijke KPN NV	10,223,643	34,363,487
Koninklijke Philips NV(a)	2,920,809	55,561,013
NN Group NV	781,804	25,074,319
OCI NV	331,403	7,721,949
Prosus NV(a)	4,801,884	134,287,522
QIAGEN NV(a)	715,024	26,647,585
Randstad NV	346,093	17,922,338
Universal Music Group NV	2,577,492	63,119,752
Wolters Kluwer NV	809,945	103,920,787
		1,970,442,409
New Zealand — 0.2%
Auckland International Airport Ltd.	3,932,579	16,816,820
EBOS Group Ltd.	499,278	10,192,369
Fisher & Paykel Healthcare Corp. Ltd.	1,816,805	22,026,767
Mercury NZ Ltd.	2,133,703	7,334,261
Meridian Energy Ltd.	4,062,319	11,440,952
Spark New Zealand Ltd.	5,775,236	16,766,197
		84,577,366
Norway — 0.7%
Adevinta ASA(a)	902,728	7,934,568
Aker BP ASA	984,229	28,367,061
DNB Bank ASA	2,912,451	52,545,998
Equinor ASA	2,833,628	94,992,267
Gjensidige Forsikring ASA	624,819	9,370,259
Kongsberg Gruppen ASA	276,200	11,282,681
Mowi ASA	1,380,738	22,436,516
Norsk Hydro ASA	4,188,106	23,883,537
Orkla ASA	2,327,918	16,045,161
Salmar ASA	225,616	10,697,557
Telenor ASA	2,198,055	22,469,380
Yara International ASA	519,165	16,988,083
		317,013,068
Portugal — 0.2%
EDP - Energias de Portugal SA	9,824,594	41,287,828
Galp Energia SGPS SA	1,547,271	23,293,793
Jeronimo Martins SGPS SA	880,841	20,307,677
		84,889,298
Singapore — 1.4%
CapitaLand Ascendas REIT	11,683,200	22,198,592
CapitaLand Integrated Commercial Trust	16,733,425	21,506,120
Capitaland Investment Ltd/Singapore	8,172,400	17,547,629
City Developments Ltd.	1,552,700	7,166,965
DBS Group Holdings Ltd.	5,697,000	136,860,826
Genting Singapore Ltd.	19,019,200	11,948,903
Grab Holdings Ltd., Class A(a)	5,893,868	18,094,175
Jardine Cycle & Carriage Ltd.	310,400	6,394,168

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	4,560,100	$20,699,860
Keppel REIT	912,020	529,575
Mapletree Logistics Trust	10,750,228	11,544,119
Mapletree Pan Asia Commercial Trust	7,411,900	7,203,664
Oversea-Chinese Banking Corp. Ltd.	10,650,198	98,739,171
Sea Ltd., ADR(a)(b)	1,146,433	47,806,256
Seatrium Ltd.(a)	143,858,184	11,781,840
Sembcorp Industries Ltd.	2,797,800	9,386,355
Singapore Airlines Ltd.(b)	4,661,200	20,813,471
Singapore Exchange Ltd.	2,654,800	18,380,926
Singapore Technologies Engineering Ltd.(b)	4,895,400	13,439,129
Singapore Telecommunications Ltd.	25,938,685	45,072,972
United Overseas Bank Ltd.	3,976,900	78,443,113
UOL Group Ltd.	1,439,800	6,200,979
Wilmar International Ltd.	5,963,400	15,503,551
		647,262,359
Spain — 2.5%
Acciona SA	76,322	9,622,189
ACS Actividades de Construccion y Servicios SA	679,286	24,565,674
Aena SME SA(c)	233,525	33,884,629
Amadeus IT Group SA	1,412,581	80,619,967
Banco Bilbao Vizcaya Argentaria SA	18,807,632	147,963,959
Banco Santander SA	50,839,160	186,983,041
CaixaBank SA	12,961,520	52,695,575
Cellnex Telecom SA(c)	1,762,557	51,812,290
Corp. ACCIONA Energias Renovables SA	203,222	5,500,448
EDP Renovaveis SA	961,611	15,469,382
Enagas SA	820,886	13,732,345
Endesa SA	999,003	18,795,911
Grifols SA(a)(b)	915,142	10,269,087
Iberdrola SA	19,148,785	212,973,132
Industria de Diseno Textil SA	3,430,893	118,427,454
Naturgy Energy Group SA	390,496	11,048,956
Redeia Corp. SA	1,347,914	21,020,607
Repsol SA	4,134,039	60,531,208
Telefonica SA	16,209,773	62,612,459
		1,138,528,313
Sweden — 3.1%
Alfa Laval AB	907,216	29,399,926
Assa Abloy AB, Class B	3,148,512	67,110,767
Atlas Copco AB, Class A	8,448,254	109,396,591
Atlas Copco AB, Class B	4,911,335	55,170,218
Beijer Ref AB, Class B	1,195,700	11,366,729
Boliden AB	860,253	22,050,984
Epiroc AB, Class A	2,066,394	34,043,255
Epiroc AB, Class B	1,226,551	17,031,041
EQT AB	1,108,458	20,251,313
Essity AB, Class B	1,909,965	43,550,741
Evolution AB(c)	575,686	51,296,736
Fastighets AB Balder, Class B(a)	2,030,487	8,627,136
Getinge AB, Class B	710,463	12,790,563
H & M Hennes & Mauritz AB, Class B	2,048,930	27,526,690
Hexagon AB, Class B	6,530,052	53,217,504
Holmen AB, Class B	290,492	10,963,125
Husqvarna AB, Class B	1,300,718	8,428,341
Industrivarden AB, Class A	405,947	10,504,042
Industrivarden AB, Class C	483,616	12,472,118
Indutrade AB	856,776	15,184,947
Investment AB Latour, Class B	457,723	7,926,996
Investor AB, Class B	5,443,872	99,933,689
L E Lundbergforetagen AB, Class B	236,053	9,640,396
Security	Shares	Value

Sweden (continued)
Lifco AB, Class B	733,183	$13,415,748
Nibe Industrier AB, Class B	4,718,644	27,176,380
Nordea Bank Abp	10,132,148	106,713,969
Saab AB, Class B	251,546	12,922,268
Sagax AB, Class B	617,371	11,176,214
Sandvik AB	3,349,336	57,049,273
Securitas AB, Class B	1,544,916	12,375,405
Skandinaviska Enskilda Banken AB, Class A	5,034,654	56,184,281
Skanska AB, Class B	1,053,113	15,811,357
SKF AB, Class B	1,068,527	17,323,452
Svenska Cellulosa AB SCA, Class B	1,905,603	26,147,644
Svenska Handelsbanken AB, Class A	4,581,838	39,063,327
Swedbank AB, Class A	2,666,972	43,800,509
Swedish Orphan Biovitrum AB(a)	613,627	12,623,664
Tele2 AB, Class B	1,755,750	12,468,702
Telefonaktiebolaget LM Ericsson, Class B	9,181,876	41,132,314
Telia Co. AB	7,605,467	16,123,174
Volvo AB, Class A	629,241	12,615,836
Volvo AB, Class B	4,746,267	94,048,181
Volvo Car AB, Class B(a)(b)	1,848,510	6,375,682
		1,372,431,228
Switzerland — 10.2%
ABB Ltd., Registered	5,031,417	169,044,079
Adecco Group AG, Registered	497,406	18,823,607
Alcon Inc.	1,571,667	112,493,840
Bachem Holding AG, Class B	104,628	7,600,502
Baloise Holding AG, Registered	142,614	20,477,352
Banque Cantonale Vaudoise, Registered	93,387	10,555,931
Barry Callebaut AG, Registered	11,018	16,705,462
BKW AG	65,483	11,008,212
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,108	34,409,314
Chocoladefabriken Lindt & Spruengli AG, Registered	345	37,547,408
Cie. Financiere Richemont SA, Class A, Registered	1,636,778	193,099,633
Clariant AG, Registered	662,704	9,415,645
Coca-Cola HBC AG, Class DI	695,721	18,062,069
DSM-Firmenich AG	582,054	52,766,577
Dufry AG, Registered(a)	305,034	10,692,739
EMS-Chemie Holding AG, Registered	21,710	14,850,937
Geberit AG, Registered	106,224	49,459,339
Givaudan SA, Registered	29,005	96,543,734
Helvetia Holding AG, Registered	115,487	15,525,354
Holcim AG	1,639,327	101,355,916
Julius Baer Group Ltd.	669,257	39,661,301
Kuehne + Nagel International AG, Registered	169,265	45,644,613
Logitech International SA, Registered	516,590	40,661,490
Lonza Group AG, Registered	234,221	82,025,111
Nestle SA, Registered	8,397,740	905,601,582
Novartis AG, Registered	6,446,853	603,551,522
Partners Group Holding AG	71,292	75,488,502
Roche Holding AG, Bearer	100,670	27,433,689
Roche Holding AG, NVS	2,209,715	569,464,687
Sandoz Group AG(a)	1,287,760	33,480,486
Schindler Holding AG, Participation Certificates, NVS	126,757	25,645,827
Schindler Holding AG, Registered	73,036	14,237,701
SGS SA	470,882	38,457,224
Siemens Energy AG(a)(b)	1,634,104	14,528,699
SIG Group AG	952,235	20,993,625
Sika AG, Registered	459,756	110,023,925

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	163,303	$38,704,974
STMicroelectronics NV	2,149,637	81,944,358
Straumann Holding AG	351,065	41,490,291
Swatch Group AG (The), Bearer	90,091	23,061,130
Swatch Group AG (The), Registered	163,718	7,928,989
Swiss Life Holding AG, Registered	96,129	61,741,791
Swiss Prime Site AG, Registered	238,782	22,194,287
Swiss Re AG	947,485	103,524,852
Swisscom AG, Registered	80,623	48,308,399
Temenos AG, Registered	198,348	14,290,093
UBS Group AG, Registered(b)	10,344,579	243,060,659
VAT Group AG(c)	84,815	30,077,052
Zurich Insurance Group AG	473,230	224,780,717
		4,588,445,226
United Kingdom — 15.1%
3i Group PLC	3,057,492	72,088,245
abrdn PLC	6,344,376	12,112,019
Admiral Group PLC	659,698	19,601,427
Anglo American PLC	3,996,629	101,832,413
Antofagasta PLC	1,228,526	20,088,268
Ashtead Group PLC	1,376,536	78,947,692
Associated British Foods PLC	1,099,571	27,124,270
AstraZeneca PLC	4,874,710	610,331,282
Auto Trader Group PLC(c)	2,882,105	21,800,957
Aviva PLC	8,688,737	42,084,478
BAE Systems PLC	9,587,713	128,919,868
Barclays PLC	48,926,328	78,528,998
Barratt Developments PLC	3,113,705	15,703,024
Berkeley Group Holdings PLC	338,865	16,657,448
BP PLC	54,669,578	333,813,138
British American Tobacco PLC	6,682,156	199,612,059
BT Group PLC	21,659,223	29,747,343
Bunzl PLC	1,061,576	37,872,971
Burberry Group PLC	1,206,704	24,870,230
Centrica PLC	17,671,713	33,828,894
CNH Industrial NV	3,214,487	35,622,872
Coca-Cola Europacific Partners PLC	648,617	37,950,581
Compass Group PLC	5,442,781	137,219,894
Croda International PLC	439,184	23,406,806
DCC PLC	305,786	16,987,638
Diageo PLC	7,067,387	267,260,121
Endeavour Mining PLC(b)	576,940	11,903,495
Entain PLC	2,006,423	22,777,502
Experian PLC	2,893,694	87,791,170
Glencore PLC	33,293,022	176,347,267
GSK PLC	12,879,690	229,603,153
Haleon PLC	17,426,865	69,848,359
Halma PLC	1,194,068	26,852,614
Hargreaves Lansdown PLC	1,103,992	9,508,072
Hikma Pharmaceuticals PLC	519,696	12,041,109
HSBC Holdings PLC	62,173,544	448,918,831
Imperial Brands PLC	2,734,990	58,266,668
Informa PLC	4,418,972	38,288,057
InterContinental Hotels Group PLC	543,676	38,526,244
Intertek Group PLC	507,617	23,641,548
J Sainsbury PLC	5,118,921	16,016,167
JD Sports Fashion PLC	7,988,852	12,421,342
Johnson Matthey PLC	566,947	10,306,635
Kingfisher PLC	6,132,461	15,659,335
Land Securities Group PLC	2,178,389	15,099,942
Legal & General Group PLC	18,609,140	47,946,490
Lloyds Banking Group PLC	202,304,240	98,461,217
Security	Shares	Value

United Kingdom (continued)
London Stock Exchange Group PLC	1,329,353	$134,125,109
M&G PLC	6,897,227	16,655,650
Melrose Industries PLC	4,231,661	24,094,115
Mondi PLC	1,514,537	24,498,393
National Grid PLC	11,545,436	137,655,869
NatWest Group PLC, NVS	18,224,723	39,653,643
Next PLC	378,961	31,772,996
NMC Health PLC, NVS(d)	473,933	6
Ocado Group PLC(a)	1,780,360	10,103,748
Pearson PLC	2,041,885	23,636,295
Persimmon PLC	983,842	12,183,898
Phoenix Group Holdings PLC	2,326,098	12,849,104
Prudential PLC	8,648,658	90,433,659
Reckitt Benckiser Group PLC	2,256,725	150,990,527
RELX PLC	5,956,057	208,031,308
Rentokil Initial PLC	7,926,082	40,363,471
Rio Tinto PLC	3,541,127	225,925,509
Rolls-Royce Holdings PLC(a)	26,353,869	69,369,267
Sage Group PLC (The)	3,220,035	38,040,874
Schroders PLC	2,501,751	11,265,519
Segro PLC	3,758,018	32,665,214
Severn Trent PLC	845,758	27,303,043
Shell PLC	21,060,355	678,708,369
Smith & Nephew PLC	2,743,551	30,703,404
Smiths Group PLC	1,139,077	22,343,710
Spirax-Sarco Engineering PLC	232,042	23,160,937
SSE PLC	3,418,904	67,945,775
St. James’s Place PLC	1,710,262	13,332,827
Standard Chartered PLC	7,498,556	57,493,906
Taylor Wimpey PLC	10,940,598	14,776,837
Tesco PLC	22,800,375	74,820,744
Unilever PLC	7,900,442	374,169,833
United Utilities Group PLC	2,124,331	27,475,162
Vodafone Group PLC	72,234,163	66,494,261
Whitbread PLC	628,758	25,494,957
Wise PLC, Class A(a)	1,910,731	15,529,920
WPP PLC	3,343,483	28,791,461
		6,777,097,473
Total Common Stocks — 99.1%
(Cost: $43,230,668,469)		44,553,629,524

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	185,226	15,749,695
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	357,715	31,351,941
Henkel AG & Co. KGaA, Preference Shares, NVS	530,714	38,283,103
Porsche Automobil Holding SE, Preference Shares, NVS	477,669	21,379,557
Sartorius AG, Preference Shares, NVS(b)	82,178	20,597,079
Volkswagen AG, Preference Shares, NVS	648,562	68,780,431
		196,141,806

Total Preferred Stocks — 0.4%
(Cost: $281,203,666)		196,141,806

Total Long-Term Investments — 99.5%
(Cost: $43,511,872,135)		44,749,771,330

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	152,436,228	$152,497,203
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	52,640,000	52,640,000

Total Short-Term Securities — 0.4%
(Cost: $205,047,227)		205,137,203

Total Investments — 99.9%
(Cost: $43,716,919,362)		44,954,908,533

Other Assets Less Liabilities — 0.1%		27,104,150

Net Assets — 100.0%		$44,982,012,683

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,894,889	$26,585,609	(a)	$—		$3,448	$13,257	$152,497,203	152,436,228	$160,564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,760,000	—		(8,120,000	)(a)	—	—	52,640,000	52,640,000	632,284		—
						$3,448	$13,257	$205,137,203		$792,848		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	391	12/07/23	$58,907	$(1,023,755)
Euro STOXX 50 Index	1,983	12/15/23	85,616	(2,293,101)
FTSE 100 Index	548	12/15/23	48,912	(1,375,972)
SPI 200 Index	253	12/21/23	27,327	(1,037,931)
				$(5,730,759)

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$595,843,355	$43,957,786,163	$6	$44,553,629,524
Preferred Stocks	—	196,141,806	—	196,141,806
Short-Term Securities
Money Market Funds	205,137,203	—	—	205,137,203
	$800,980,558	$44,153,927,969	$6	$44,954,908,533
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,730,759)	$—	$(5,730,759)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust